Stockholders' equity (Details) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2024 € / shares shares	Dec. 31, 2016 shares
Class of Stock [Line Items]
Common stock, shares authorized, amount | €	€ 234.0
Share conversion ratio	5
Rolf Schrömgens | Trivago N.V.
Class of Stock [Line Items]
Ownership interest, noncontrolling owners, percentage	8.10%	8.10%
Voting interest, noncontrolling owners, percentage	11.40%	11.40%
Class A common stock
Class of Stock [Line Items]
Class common stock, par value (in Euro per share) | € / shares	€ 0.06	€ 0.06
Common stock, conversion ratio	10
Common stock, transfer ratio, after initial conversion	0.1
Class common stock, shared authorized (in shares) | shares	1,523,230,720	1,523,230,720	700,000,000
Class B common stock
Class of Stock [Line Items]
Class common stock, par value (in Euro per share) | € / shares	€ 0.60	€ 0.60
Class common stock, shared authorized (in shares) | shares	237,676,928	237,676,928	320,000,000